Shareholders' Equity - Schedule of RSU’s Activity (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of RSU’s Activity [Line Items]
Unvested at beginning of year	1,674,902
Granted	1,412,810
Vested	(603,213)
Forfeited	(325,776)
Unvested at the end of year	2,158,723